FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/12





























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2012

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 92.45%

Metal Mining Services-3.49%
   Freeport-McMoran Copper and Gold         28,000          1,065,120

Electric and other Electrical Equipment
and Components-4.44%
   General Electric                         67,485          1,354,424

Industrial Inorganic Chemicals-3.35%
   Olin				            47,045          1,023,229

Lumber and Other Building Materials
Dealers-4.12%
   Home Depot                               25,000          1,257,750

Cigarettes-9.57
   Altria                                   36,785          1,135,553
   Philip Morris Intl                       20,141          1,784,694
                                                              -------
                                                            2,920,247

Chewing and Smoking Tobacco and Snuff-3.36%
   Universal Corp                           22,030          1,026,598

Railroads, Line-Haul Operating-3.61%
   Norfolk Southern				  16,756          1,103,047

Petroleum Refining-13.65%
   Chevron Corp				        14,494          1,553,902
   ConocoPhillips                           20,639          1,568,770
   Valero	                                40,480          1,043,170
                                                             --------
                                                            4,165,842

Security Brokers, Dealers, & Flotation
Companies-5.13%
   Goldman Sachs				 12,600		1,567,062

Semi Conductors and Related Devices-5.50%
   Intel Corp					  59,732          1,679,365




- Continued -
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
MARCH 31, 2012

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

Pharmaceutical Preparations-11.77%
   Pfizer                                   66,606          1,508,293
   Merck                                    22,000            844,800
   Eli Lilly                                30,777          1,239,236
                                                             --------
                                                            3,592,329

Telephone Communications, Except
Radiotelephone-8.45%
   Verizon                                  36,783          1,406,214
   AT&T						  37,562          1,173,061
                                                             --------
                                                            2,579,275

Groceries, General Line-3.53%
   Sysco						  36,134	      1,078,961

Department Stores-4.09%
   Walmart					        20,389          1,247,807

Electric Services-3.11%
   Excelon                                  24,200            948,882

Drilling, Oil & Gas Wells-3.37%
   Diamond Offshore Drilling                15,413          1,028,818

Refuse Systems-1.90%
   Waste Management Inc.			  16,560            578,937


   Total common stocks (cost $22,002,058)                  28,217,693
							      --------















STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
MARCH 31, 2012


SHORT-TERM INVESTMENTS ? 7.40%
   Schwab  Money Fund-Bears interest at approx 0.20%
                  	(cost $2,257,369)                  2,257,360
                                                            --------

   Total short-term investments (cost $2,257,369)          2,257,360
                                                            --------

Total investment securities - 99.84% (cost$24,259,418)    30,475,054

Other assets less liabilities - 0.16%                         48,184
                                                            --------

Net assets - 100.00%                                   $  30,523,237
                                                        ============




The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.











Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2012:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $30,475,054          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $30,475,054          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.


























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2012 were $0.00 and $1,933,5082,076,741, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $6,215,636, of which $6,812,438 related to unrealized appreciation of securities and ($596,802) related to unrealized depreciation of securities. The cost of investments at March 31, 2012 for Federal Income tax purposes was $22,002,058, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.





















Item 3.  Exhibits


Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                              -------------------------
                                                    Laura S. Adams
                                                    President

Date:  5/1/2012






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                           -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  5/1/2012